Supplement to the
Fidelity® Investment Grade Bond ETF
December 30, 2024
Summary Prospectus

Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
FIE-SUSTK-1225-101 1.9918234.101	December 12, 2025